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Form N-23C-1
Report for Calendar month Ending July 31, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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
                Swiss Helvetia
                Fund-(Cusip-
    7/3/00      870875101)             1,400          14.625              18.36                   NYSE
    7/5/00          (same)             4,600          14.8913             18.69                   NYSE
    7/6/00          (same)            26,100          15.125              18.82                   NYSE
    7/7/00          (same)            34,600          15.25               18.86                   NYSE

                  Total               66,700
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